Issued capital and reserves (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Detailed Information of Ordinary Share Capital

Ordinary share capital	2017
Balance at beginning of year	193
Issuances in the year	20

Nominal share capital as at December 31	213

Ordinary shares issued and fully paid
Issued on April 3, 2017 for private placement financing round	5,042,017
Issued on April 26, 2017 for conversion of loan note	1,221,361
Issued on October 28, 2017 for acquisition of license	490,798

At December 31, 2017	71,094,974

Nominal value at December 31, 2017 (£)	0.003
Issued capital at December 31, 2017 (£)	213,285

Ordinary share capital	2018
Balance at beginning of year	213
Issuances in the year	1

Nominal share capital as at December 31	214

Ordinary shares issued and fully paid
At January 1, 2018	71,094,974
Issued on June 1, 2018 for public offering	50,076
Issued on August 3, 2018 for exercise of share options	10,000
Issued on October 22, 2018 for exercise of share options	85,222

At December 31, 2018	71,240,272

Nominal value at December 31, 2018 (£)	0.003
Issued capital at December 31, 2018 (£)	213,721

Ordinary share capital	2019
Balance at beginning of year	214
Issuances in the year	80

Nominal share capital as at December 31	294

Ordinary shares issued and fully paid
At January 1, 2019	71,240,272
Issued on April 23, 2019 for OncoMed acquisition	24,783,320
Issued on June 21, 2019 for conversion of loan note	1,936,030

At December 31, 2019	97,959,622

Nominal value at December 31, 2019 (£)	0.003
Issued capital at December 31, 2019 (£)	293,879

Summary of Share Premium

December 31,
Share premium	2017
At January 1, 2017	99,975
Issued on April 3, 2017 for private placement financing round	14,985
Issued on April 26, 2017 for conversion of loan note	2,478
Issued on October 28, 2017 for acquisition of license	1,519
Transaction costs for issued share capital	(730)

At December 31, 2017	118,227

December 31,
Share premium	2018
At January 1, 2018	118,227
Issued on June 1, 2018 for public offering	150
Issued on August 3, 2018 for exercise of share options	13
Issued on October 22, 2018 for exercise of share options	110
Transaction costs for issued share capital	(8)

At December 31, 2018	118,492

December 31,
Share premium	2019
At January 1, 2019	118,492
Issued on June 21, 2019 for conversion of loan note	3,953
Transaction costs for issued share capital	(761)

At December 31, 201 9	121,684

Summary of Other Capital Reserves
Other capital reserves

	Shares to be issued	Share-based payments	Equity component of convertible loan	Total
At January 1, 2017	2,673	9,476	517	12,666
Share-based payments expense during the year	—	4,983	—	4,983
Shares issued	(1,083)	—	—	(1,083)
Equity component of convertible loan instrument	—	—	(207)	(207)

At December 31, 2017	1,590	14,459	310	16,359

	Shares to be issued	Share-based payments	Equity component of convertible loan	Warrants issued for TAP funding	Total
At January 1, 2018	1,590	14,459	310	—	16,359
Share-based payments expense during the year	—	2,302	—	—	2,302
Share-based payments release for exercise of options	—	(112)	—	—	(112)
Warrants issued for TAP funding	—	—	—	44	44

At December 31, 2018	1,590	16,649	310	44	18,593

	Shares to be issued	Share-based payments	Equity component of convertible loan	Warrants issued for TAP funding	Merger reserve	Total
At January 1, 2019	1,590	16,649	310	44	—	18,593
Acquisition of OncoMed (Note 5)	—	—	—	—	40,818	40,818
Shares issued during the year	(1,590)	—	—	—	—	(1,590)
Convertible loan conversion	—	—	(310)	—	—	(310)
Share-based payments expense during the year	—	1,636	—	—	—	1,636
Share-based payments release for exercise of options	—	—	—	—	—	—

At December 31, 2019	—	18,285	—	44	40,818	59,147

Summary of Accumulated Loss

	Year ended December 31
	2017	2018	2019
Other reserves	7,000	7,000	7,000
Accumulated losses	(79,316)	(111,221)	(146,283)

Accumulated deficit	(72,316)	(104,221)	(139,283)